OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER PAYABLES AND ACCRUALS [Abstract]
Schedule of Other Payables and Accruals
	As of December 31,
	2013	2014
	RMB	RMB
Payables for purchase of property, plant and equipment	209,168,858	163,015,047
Payables for project assets	282,999,774	745,106,497
Government grants related to assets	53,150,000	67,840,000
Value-added tax and other tax payables	26,032,624	77,827,147
Freight payables	71,588,840	112,111,724
Accrued utilities, rentals and interest	21,296,512	39,474,340
Contracted labor fee	28,579,830	39,329,924
Accrued warranty cost	36,133,758	64,199,521
Commission payables	28,359,421	11,466,566
Accrued professional service fees	9,217,250	11,325,928
Others	63,846,698	60,446,983
Total	830,373,565	1,392,143,677